Stockholders' Equity - Equitybased Compensation - Other Details (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 16, 2019	Nov. 21, 2019	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense				$ 2,222,609	$ 5,223,108	$ 11,070,075	$ 883,373
Accelerated vesting cost				4,894,720		2,694,201
Award modification cost						2,200,519
Unrecognized compensation expense				$ 20,025,505		$ 12,197,387
Recognition period				2 years 9 months 18 days		2 years 9 months 18 days
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value			$ 4,511,120
Stock are available for issuance				3,037,761		3,682,084
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				621,123
Vesting percentage		33.33%
Restricted Stock | Senior management employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		460,000
Vesting percentage		25.00%
Grant date fair value		$ 3,730,600
Restricted Stock | Non-employee board members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	31,250
Grant date fair value	$ 333,125